Prospectus Supplement

May 13, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 13, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Domestic Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets External Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	May 2012

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

Each Portfolio is managed by members of the Emerging Markets Debt team. The team consists of a portfolio manager, analysts and traders. The member of the team primarily responsible for the day-to-day management of each Portfolio is Eric J. Baurmeister.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997.

Please retain this supplement for future reference.

  MSIFISPT-0514

Prospectus Supplement

May 13, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 13, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Total Emerging Markets Portfolio

The section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Investment Committee manages the Portfolio. Information about the members of the Investment Committee jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	May 2012
Cyril Moullé-Berteaux	Managing Director	May 2012
Sergei Parmenov	Managing Director	May 2012
Paul C. Psaila	Managing Director	May 2012
Jitania Kandhari	Executive Director	May 2012

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by the Investment Committee. The Investment Committee consists of portfolio managers of the Underlying Funds and other investment professionals of the Adviser. Current members of the Investment Committee jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Cyril Moullé-Berteaux, Sergei Parmenov, Paul C. Psaila and Jitania Kandhari.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997.

Please retain this supplement for future reference.

  IFITEMSPT-0514

Statement of Additional Information Supplement

May 13, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 13, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

Total Emerging Markets Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets External Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets External Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Total Emerging Markets" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Total Emerging Markets
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(6)	$5.0 billion(6)
Jitania Kandhari	0	$0	0	$0	0	$0
Cyril Moullé-Berteaux	3	$781.7 million	2	$4.8 billion	9(3)	$5.1 billion(3)
Sergei Parmenov	0	$0	1	$4.7 billion	0	$0
Paul C. Psaila	8	$2.5 billion	5	$2.8 billion	15(3)	$6.0 billion(3)

(3)  Of these other accounts, three accounts with a total of approximately $2.1 billion in assets had performance-based fees.

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Emerging Markets Domestic Debt
Eric J. Baurmeister	$100,001-$500,000

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets External Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Emerging Markets External Debt
Eric J. Baurmeister	$100,001-$500,000

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Total Emerging Markets" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Total Emerging Markets
Eric J. Baurmeister	None
Jitania Kandhari	None
Cyril Moullé-Berteaux	None
Sergei Parmenov	None
Paul C. Psaila	None

Please retain this supplement for future reference.

Prospectus Supplement

May 13, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 13, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Emerging Markets Domestic Debt Portfolio (Class IS shares)

Emerging Markets External Debt Portfolio (Class IS shares)

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Domestic Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets External Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	May 2012

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Domestic Debt Portfolio and Emerging Markets External Debt Portfolio" are hereby deleted and replaced with the following:

Each Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The member of the team primarily responsible for the day-to-day management of each Portfolio is Eric J. Baurmeister.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997.

Please retain this supplement for future reference.

  MSIFINCSPT-0514

Statement of Additional Information Supplement

May 13, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 13, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2014

Emerging Markets Domestic Debt Portfolio (Class IS shares)

Emerging Markets External Debt Portfolio (Class IS shares)

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Emerging Markets External Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9	(6)	$5.0 billion(6)

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2013 (unless otherwise indicated)—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Emerging Markets External Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9	(6)	$5.0 billion(6)

(6)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Domestic Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Emerging Markets Domestic Debt
Eric J. Baurmeister	$100,001-$500,000

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets External Debt" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Emerging Markets External Debt
Eric J. Baurmeister	$100,001-$500,000

Please retain this supplement for future reference.